LEASES	12 Months Ended
Dec. 31, 2022
LEASES
2. LEASES
The components of operating lease expense were as follows:

Years Ended December 31,	2022	2021	2020

Lease cost	$101,578	$90,742	$82,543
Short-term lease cost	10,226	9,598	6,317
Variable lease cost	1,840	1,868	942
Sublease income	(373)	(332)	(228)

	$113,271	$101,876	$89,574

Supplemental balance sheet information related to operating leases were as follows:

December 31,	2022	2021

ROU assets	$317,314	$268,528

Current portion of operating lease liabilities	$87,120	$81,928
Operating lease liabilities	232,144	187,024

Total operating lease liabilities	$319,264	$268,952

Weighted Average Remaining Lease Term (in years)	4.8 years	4.4 years
Weighted Average Discount Rate	3.85%	3.29%
Supplemental cash flow information related to operating le
ases we
re as follows:

Years Ended December 31,	2022	2021	2020

Operating cash flows for the measurement of operating lease liabilities	$100,092	$91,063	$80,921
Operating lease ROU assets obtained in exchange for operating lease obligations	$140,704	$141,198	$59,093

At December 31, 2022, maturities of operating lease liabilities over each of the next five years and thereafter were as follows:

2023	$97,727
2024	76,563
2025	59,363
2026	44,035
2027	25,273
Thereafter	50,491

Total lease payments	353,452
Less imputed interest	34,188

Total lease liability	$319,264

At December 31, 2022, we had additional operating leases, primarily for real property, that had not yet commenced. Such leases had estimated future minimum rental commitments of approximately $19,200. These operating leases are expected to commence in 2023 with lea
se terms of
4-8
years. These undiscounted amounts are not included in the table above.